Utility Plant and Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Net Utility Plant

Net utility plant as of December 31, 2016 and 2015 was as follows (thousands of dollars):

December 31,	2016	2015
Gas plant:
Storage	$24,614	$22,944
Transmission	349,981	312,996
Distribution	5,198,531	4,935,730
General	382,084	365,865
Software and software-related intangibles	224,260	203,323
Other	14,094	14,059

	6,193,564	5,854,917
Less: accumulated depreciation	(2,172,966)	(2,084,007)
Acquisition adjustments, net	196	370
Construction work in progress	111,177	119,805

Net utility plant	$4,131,971	$3,891,085

Schedule of Depreciation and Amortization Expense	Depreciation and amortization expense on gas plant, including intangibles, was as follows (thousands of dollars):

	2016	2015	2014
Depreciation and amortization expense	$214,037	$201,233	$194,360

Schedule of Rental Payments for Operating Leases

The table below presents Southwest’s rental payments and Centuri’s lease payments that are included in operating expenses (in thousands):

	2016	2015	2014
Southwest Gas	$4,357	$4,186	$5,330
Centuri	53,956	45,849	30,012

Consolidated rental payments/lease expense	$58,313	$50,035	$35,342

Schedule of Future Minimum Lease Payments for Operating Leases

The following is a schedule of future minimum lease payments for significant non-cancelable operating leases (with initial or remaining terms in excess of one year) as of December 31, 2016 (thousands of dollars):

Year Ending December 31,
2017	$6,929
2018	4,837
2019	3,449
2020	2,411
2021	1,098
Thereafter	2,730

Total minimum lease payments	$21,454

Schedule of Capital Leases of Equipment

The amounts associated with capital leases of equipment as of December 31, 2016 and 2015 are as follows (thousands of dollars):

December 31,	2016	2015
Capital leased assets, gross	$3,189	$4,584
Less: accumulated amortization	(1,172)	(1,043)

Capital leased assets, net	$2,017	$3,541

Schedule of Future Minimum Lease Payments for Capital Leases

The following is a schedule of future minimum lease payments for non-cancelable capital leases (with initial or remaining terms in excess of one year) as of December 31, 2016 (thousands of dollars):

Year Ending December 31,
2017	$931
2018	546
2019	84
2020	—
2021	—
Thereafter	—

1,561
Less: amount representing interest	(101)

Total minimum lease payments	$1,460